UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
REVENUES
REVENUES	$ 11,876,023	$ 246,552
Tax and surcharges	(3,602)	(628)
Net Revenues	11,872,421	245,924
Cost of goods sold	10,731,201
Gross Profit	1,141,220	245,924
OPERATING EXPENSE
Service and development	91,079	240,232
Sales and marketing	149,663	156,321
General and administrative	1,950,668	7,327,574
Finance cost		600,000
Share-based compensation	0	391,625
Total Operating Expenses	2,191,410	8,715,752
LOSS FROM CONTINUING OPERATIONS	(1,050,190)	(8,469,828)
OTHER INCOME (EXPENSE)
Other income	2,127,218	24,435
Other expense	(238,844)	(452,819)
Total Other Income (Expense), net	1,888,374	(428,384)
INCOME (LOSS) BEFORE INCOME TAXES	838,184	(8,898,212)
PROVISION FOR INCOME TAXES	11,746	17,902
NET INCOME (LOSS)	826,436	(8,916,114)
Less: net income attributable to non-controlling interest	16,098
NET INCOME(LOSS) ATTRIBUTABLE TO AKSO'S SHAREHOLDERS	810,338	(8,916,114)
OTHER COMPREHENSIVE (LOSS)INCOME
Foreign currency translation adjustment	(3,181,964)	787,969
COMPREHENSIVE (LOSS)	(2,371,626)	(8,128,145)
Less: comprehensive (loss) attributable to non-controlling interest	(865)
COMPREHENSIVE (LOSS) ATTRIBUTABLE TO AKSO'S SHAREHOLDERS	$ (2,370,761)	$ (8,128,145)
Net income (loss) per share
Basic	$ 0.01	$ (0.18)
Diluted	$ 0.01	$ (0.18)
Weighted average shares
Basic	68,598,050	50,675,357
Diluted	68,598,050	50,675,357
Commissions from online marketplace service
REVENUES
REVENUES	$ 17,710	$ 59,664
Sale of medical devices
REVENUES
REVENUES	11,858,313
Interest income
REVENUES
REVENUES	$ 0	$ 186,888